Operating Expenses Before Credit Impairment Losses, Provisions and Charges (Tables)	12 Months Ended
Dec. 31, 2020
Expenses by nature [abstract]
Summary of Operating Expenses Before Credit Impairment Losses, Provisions and Charges

			Group
	2020	2019	2018
	£m	£m	£m
Staff costs:
Wages and salaries	831	852	898
Performance-related payments	97	159	159
Social security costs	101	111	111
Pensions costs: – defined contribution plans	66	66	67
defined benefit plans	38	35	79
Other share-based payments	—	—	3
Other personnel costs	33	40	52
	1,166	1,263	1,369
Other administration expenses	724	693	835
Depreciation, amortisation and impairment	562	543	375
Total	2,452	2,499	2,579

Deferred Performance Awards

	Costs recognised in 2020			Costs expected to be recognised in 2021 or later
	Arising from awards in current year	Arising from awards in prior year	Total	Arising from awards in current year	Arising from awards in prior year	Total
	£m	£m	£m	£m	£m	£m
Cash	2	7	9	2	9	11
Shares	2	6	8	2	9	11
	4	13	17	4	18	22

Disclosure of Amount of Bonus Awarded to Employees

	Expenses charged in the year		Expenses deferred to future periods		Total
	2020	2019	2020	2019	2020	2019
	£m	£m	£m	£m	£m	£m
Cash award – not deferred	77	130	—	—	77	130
–deferred	9	10	11	17	20	27
Shares award – not deferred	3	10	—	—	3	10
–deferred	8	9	11	15	19	24
Total discretionary bonus	97	159	22	32	119	191